UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03055

T. Rowe Price Tax-Exempt Money Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

August 31, 2024

Tax-Exempt Money Fund

Investor Class (PTEXX)

This semi-annual shareholder report contains important information about Tax-Exempt Money Fund (the "fund") for the period of March 1, 2024 to August 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Exempt Money Fund - Investor Class	$23	0.45%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$660,947
Number of Portfolio Holdings	219

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Variable Rate Demand Notes	39.2%
Other Municipal Security	36.4
Non-Financial Company Commercial Paper	24.2
Other Assets less Liabilities	0.2

Top Ten Holdings (as a % of Net Assets)

Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources System	1.6%
Indiana Univ.	1.5
Harris County Cultural Ed. Fac.	1.5
Houston Combined Utility System	1.5
Missouri HEFA, SSM Health Care	1.5
California Statewide Communities Dev. Auth.	1.4
Oregon DOT	1.4
Texas A&M Univ.	1.4
New York City Transational Fin. Auth., Tender Option Bond Trust Receipts	1.4
Loudoun County Economic Dev. Auth., Howard Hughes Medical	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695759

F52-053 10/24

Tax-Exempt Money Fund

Investor Class (PTEXX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

August 31, 2024

Tax-Exempt Money Fund

I Class (TERXX)

This semi-annual shareholder report contains important information about Tax-Exempt Money Fund (the "fund") for the period of March 1, 2024 to August 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Exempt Money Fund - I Class	$12	0.24%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$660,947
Number of Portfolio Holdings	219

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Variable Rate Demand Notes	39.2%
Other Municipal Security	36.4
Non-Financial Company Commercial Paper	24.2
Other Assets less Liabilities	0.2

Top Ten Holdings (as a % of Net Assets)

Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources System	1.6%
Indiana Univ.	1.5
Harris County Cultural Ed. Fac.	1.5
Houston Combined Utility System	1.5
Missouri HEFA, SSM Health Care	1.5
California Statewide Communities Dev. Auth.	1.4
Oregon DOT	1.4
Texas A&M Univ.	1.4
New York City Transational Fin. Auth., Tender Option Bond Trust Receipts	1.4
Loudoun County Economic Dev. Auth., Howard Hughes Medical	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695759

F1103-053 10/24

Tax-Exempt Money Fund

I Class (TERXX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
August 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PTEXX Tax-Exempt Money Fund
–!
TERXX Tax-Exempt Money Fund–
.
I Class

T. ROWE PRICE Tax-Exempt Money Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
NET ASSET
VALUE
Beginning of period $ 1 .00 $ 1 .00 $ 1 .00 $ 1 .00 $ 1 .00 $ 1 .00
Investment
activities
Net investment
income
(1)(2)
0 .02 0 .03 0 .01
(3)
—
(3) (4)
—
(3) (4)
0 .01
Net realized and
unrealized gain/
loss —
(4)
—
(4)
—
(4)
—
(4)
—
(4)
—
(4)
Total from
investment
activities 0 .02 0 .03 0 .01 —
(4)
—
(4)
0 .01
Distributions
Net investment
income ( 0 .02 ) ( 0 .03 ) ( 0 .01 ) —
(4)
—
(4)
( 0 .01 )
NET ASSET
VALUE
End of period $ 1 .00 $ 1 .00 $ 1 .00 $ 1 .00 $ 1 .00 $ 1 .00

T. ROWE PRICE Tax-Exempt Money Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
Ratios/Supplemental Data
Total return
(2)(5)
1 .55% 3 .04% 1 .20%
(3)
0 .02%
(3)
0 .19%
(3)
1 .01%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .45%
(6)
0 .41% 0 .44% 0 .36% 0 .52% 0 .55%
Net expenses
after waivers/
payments by
Price Associates 0 .45%
(6)
0 .41% 0 .42%
(3)
0 .08%
(3)
0 .22%
(3)
0 .43%
Net investment
income 3 .07%
(6)
2 .98% 1 .15%
(3)
0 .01%
(3)
0 .17%
(3)
1 .00%
Net assets, end
of period (in
thousands) $153,198 $170,492 $176,009 $274,397 $343,697 $240,329
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Includes the effect of voluntary management fee waivers and operating expense reimbursements (0.02%, 0.27% and 0.19% of average net assets) for the years ended
2/28/23, 2/28/22 and 2/28/21, respectively.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Tax-Exempt Money Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
NET ASSET
VALUE
Beginning of period $ 1 .00 $ 1 .00 $ 1 .00 $ 1 .00 $ 1 .00 $ 1 .00
Investment
activities
Net investment
income
(1)(2)
0 .02 0 .03 0 .01
(3)
—
(3) (4)
—
(3) (4)
0 .01
Net realized and
unrealized gain/
loss —
(4)
—
(4)
—
(4)
—
(4)
—
(4)
—
(4)
Total from
investment
activities 0 .02 0 .03 0 .01 —
(4)
—
(4)
0 .01
Distributions
Net investment
income ( 0 .02 ) ( 0 .03 ) ( 0 .01 ) —
(4)
—
(4)
( 0 .01 )
NET ASSET
VALUE
End of period $ 1 .00 $ 1 .00 $ 1 .00 $ 1 .00 $ 1 .00 $ 1 .00

T. ROWE PRICE Tax-Exempt Money Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
Ratios/Supplemental Data
Total return
(2)(5)
1 .66% 3 .22% 1 .39%
(3)
0 .02%
(3)
0 .20%
(3)
1 .11%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .26%
(6)
0 .25% 0 .26% 0 .27% 0 .45% 0 .46%
Net expenses
after waivers/
payments by
Price Associates 0 .24%
(6)
0 .25% 0 .24%
(3)
0 .08%
(3)
0 .21%
(3)
0 .33%
Net investment
income 3 .28%
(6)
3 .15% 1 .41%
(3)
0 .01%
(3)
0 .19%
(3)
1 .09%
Net assets, end
of period (in
thousands) $507,749 $505,688 $487,066 $362,029 $191,423 $137,967
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Includes the effect of voluntary management fee waivers and operating expense reimbursements (0.00%, 0.17% and 0.12% of average net assets) for the years ended
2/28/23, 2/28/22 and 2/28/21, respectively.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Tax-Exempt Money Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
NON-FINANCIAL COMPANY COMMERCIAL
PAPER 24.2%
California EFA, Stanford Univ., TECP, 3.58%, 2/18/25  250 250
California Statewide Communities Dev. Auth., Series 08-C,
TECP, 3.60%, 10/2/24  375 375
California Statewide Communities Dev. Auth., Series 9B-1,
TECP, 3.65%, 9/11/24  6,700 6,700
California Statewide Communities Dev. Auth., Series 9B-4,
TECP, 3.68%, 9/5/24  2,500 2,500
Florida Local Government Finance Commission, Series A-1,
TECP, 3.54%, 10/3/24  2,991 2,991
Georgia Municipal Electric Auth., Series B, TECP, 3.35%,
12/10/24  6,500 6,500
Harris County Cultural Ed. Fac., Series B-2, TECP, 3.67%,
9/24/24  3,400 3,400
Harris County Cultural Ed. Fac., Series B-3, TECP, 3.70%,
9/24/24  6,600 6,600
Harris County Cultural Ed. Fac. Fin., Methodist Health,
Series 9C-1, TECP, 3.83%, 9/3/24  5,450 5,450
Houston Higher Education Fin., Series A, TECP, 3.35%,
11/19/24  1,755 1,755
Houston Higher Education Fin., Series A, TECP, 3.62%,
9/18/24  3,800 3,800
Houston Higher Education Fin., Series A, TECP, 3.66%,
9/26/24  700 700
Illinois EFA, TECP, 3.30%, 10/29/24  6,700 6,700
Indiana Univ., TECP, 3.65%, 9/9/24  6,500 6,500
Indiana Univ., TECP, 3.65%, 9/9/24  3,700 3,700
Jacksonville, Mayo Health Clinic, Series 2016, TECP, 3.10%,
2/20/25  4,000 4,000
Los Angeles County, Capital Asset Leasing, Series D, TECP,
3.55%, 10/2/24  2,750 2,750
Maryland HHEFA, Johns Hopkins Health Systems, Series B,
TECP, 3.47%, 10/9/24  2,865 2,865
Metropolitan Govt. Nashville & Davidson, TECP, 3.41%,
10/7/24  2,100 2,100
Metropolitan Govt. Nashville & Davidson, Water & Sewer
Auth., Series 2022, TECP, 3.25%, 10/3/24  300 300
Metropolitan Govt. Nashville & Davidson, Water & Sewer
Auth., Series 2022, TECP, 3.36%, 11/18/24  6,500 6,500
New York Power Auth., Series 2, TECP, 3.27%, 10/3/24  6,500 6,500
New York State Dormitory Auth., TECP, 3.40%, 12/10/24  2,000 2,000
Ohio Higher Ed. Fac. Commission, Series B-5, TECP, 3.38%,
11/19/24  2,945 2,945

T. ROWE PRICE Tax-Exempt Money Fund

Par $ Value
(Amounts in 000s)
Ohio Higher Ed. Fac. Commission, Series B-5, TECP, 3.63%,
10/2/24  3,600 3,600
Oregon DOT, Series A-1, TECP, 3.32%, 11/21/24  2,400 2,400
Oregon DOT, Series A-1, TECP, 3.33%, 10/24/24  5,100 5,100
Oregon DOT, Series A-2, TECP, 3.30%, 11/21/24  2,000 2,000
San Diego Public Fac. Fin. Auth., Series A, TECP, 3.65%,
10/9/24  6,500 6,500
San Francisco Airport Commercial, Series B-5, TECP, 3.15%,
12/3/24  5,000 5,000
Santa Clara Valley Water Dist., TECP, 3.65%, 9/5/24  6,600 6,600
South Carolina Public Service Auth., Series A, TECP, 3.30%,
10/9/24  3,000 3,000
Tennessee, Series 00-A, TECP, 3.42%, 12/11/24  2,000 2,000
Texas A&M Univ., Series A, TECP, 3.55%, 1/7/25  5,500 5,500
Texas A&M Univ., Series B, TECP, 3.31%, 12/2/24  4,000 4,000
Univ. of Houston, Series A, TECP, 3.49%, 9/10/24  2,200 2,200
Univ. of Houston, Series A, TECP, 3.60%, 9/10/24  3,000 3,000
Univ. of Michigan, Series B, TECP, 3.40%, 10/21/24  6,500 6,500
Univ. of Minnesota, Series F, TECP, 3.40%, 11/13/24  8,000 8,000
Univ. of Texas, Board of Regents, Series A, TECP, 3.20%,
2/5/25  6,600 6,600
Total Non-Financial Company Commercial Paper (Cost $159,881) 159,881
OTHER MUNICIPAL SECURITY 36.4%
Berkeley County School Dist., Series A, GO, 5.00%, 6/2/25 (1) 4,000 4,059
Broward County, Water & Sewer Auth.,  Tender Option Bond
Trust Receipts, Series 2024-XL0551, VRTR, 2.95%, 9/9/24 (2) 2,230 2,230
California, 5.00%, 9/1/24  450 450
California, Construction Bonds, GO, 4.00%, 10/1/24  2,155 2,155
California, Tender Option Bond Trust Receipts, Series 2018-
YX1084, GO, VRTR, 2.92%, 9/9/24 (2) 4,000 4,000
California, Tender Option Bond Trust Receipts, Series 2023-
XL0501, GO, VRTR, 2.95%, 9/9/24 (2) 2,375 2,375
California, Various Purpose, GO, 4.00%, 11/1/24  625 625
Charleston County School Dist., Sales Tax Project, Series B,
GO, BAN, 4.75%, 5/8/25  3,000 3,023
Clark County, Flood Control, GO, 5.00%, 11/1/24  350 351
Clark County, Park Improvement, GO, 5.00%, 12/1/24  750 752
Clark County, Tender Option Bond Trust Receipts,
Series 2023-ZL0480, GO, VRTR, 2.95%, 9/9/24 (2) 3,275 3,275
Cobb County School Dist., Short Term Constructions, GO,
4.00%, 12/16/24  6,300 6,312

T. ROWE PRICE Tax-Exempt Money Fund

Par $ Value
(Amounts in 000s)
Colorado HFA, AdventHealth Obligated Group, Tender Option
Bond Trust Receipts, Series 2023-XG0491, VRTR, 2.95%,
9/9/24 (2) 1,730 1,730
Colorado HFA, Adventist Health System, Tender Option Bond
Trust Receipts, Series 2023-XM1124, VRTR, 2.95%, 9/9/24 (2) 4,690 4,690
Colorado HFA, Intermountain Healthcare, Tender Option Bond
Trust Receipts, Series 2023-XF1619, VRTR, 2.95%, 9/9/24 (2) 4,000 4,000
Dist. of Columbia Water & Sewer Auth., Tender Option Bond
Trust Receipts, Series 2023-ZL0506, VRTR, 2.95%, 9/9/24 (2) 1,330 1,330
Fairfax County, Series A, GO, 5.00%, 10/1/24  665 666
Franklin County, Trinity Health Credit Group, Series OH, VR,
3.50%, 11/1/24 (Tender)  5,600 5,600
Harris County Cultural Ed. Fac. Fin., Memorial Hermann
Health System, Series A, 4.00%, 7/1/25  1,550 1,555
Harris County Cultural Ed. Fac. Fin., Texas Children's Hospital,
5.00%, 10/1/24  525 526
Harris County Cultural Ed. Fac. Fin., Texas Children's Hospital,
Series B, VR, 5.00%, 10/1/24 (Tender)  6,900 6,965
Harris County, Tender Option Bond Trust Receipts,
Series 2023-XG0516, GO, VRTR, 2.95%, 9/9/24 (2) 2,160 2,160
Hawaii, Series EZ, GO, 5.00%, 10/1/24  1,130 1,131
Hawaii, Series FN, GO, 5.00%, 10/1/24  775 776
Illinois Fin. Auth., Northwestern Univ., 5.00%, 12/1/24  1,290 1,294
Illinois Toll Highway Auth., Series B, 5.00%, 1/1/25  405 407
Indiana Fin. Auth., Indiana Univ., Series 2014A, 5.00%,
12/1/24  385 386
Indiana Fin. Auth., Indiana Univ., Series 2016A, 5.00%,
12/1/24  525 526
Indiana HFFA, Ascension Health, Series A-7, 4.00%, 10/1/24  865 865
JPMorgan Chase Putters, Series 2024-5067, VRTR, 2.95%,
9/9/24 (2) 4,000 4,000
Los Angeles, TRAN, 5.00%, 6/26/25  3,000 3,037
Los Angeles Dept. of Water & Power, Tender Option Bond
Trust Receipts, Series 2022-ZL0326, VRTR, 2.93%, 9/9/24 (2) 1,330 1,330
Maricopa County IDA, Banner Health, Series A, 5.00%, 1/1/25  1,000 1,004
Maricopa County IDA, Banner Health, Series C, VR, 5.00%,
10/18/24 (Tender)  5,340 5,373
Maryland DOT, 5.00%, 10/1/24  345 345
Massachusetts Dev. Fin. Agency, Partners Healthcare,
Series S-2, VR, 5.00%, 1/30/25 (Tender)  565 569
Massachusetts, Tender Option Bond Trust Receipts,
Series 2023-ZL0524, GO, VRTR, 2.92%, 9/9/24 (2) 1,500 1,500
Michigan Fin. Auth., Series A-2, 5.00%, 8/20/25  6,500 6,603
Michigan Hosp. Fin. Auth., Tender Option Bond Trust Receipts,
Series 2022-ZF1401, VRTR, 2.95%, 9/9/24 (2) 1,250 1,250

T. ROWE PRICE Tax-Exempt Money Fund

Par $ Value
(Amounts in 000s)
Monmouth County Improvement Auth., Government Pooled
Loan Project, 4.00%, 3/14/25  5,580 5,598
Montgomery County, Trinity Health Credit Group,
Series 2013MD, VR, 3.70%, 9/3/24 (Tender)  1,000 1,000
Montgomery County, Trinity Health Credit Group,
Series 2013MD, VR, 3.70%, 9/3/24 (Tender)  1,000 1,000
Nebraska Investment Fin. Auth., Tender Option Bond Trust
Receipts, Series 2024-XL0563, VRTR, 2.95%, 9/9/24 (2) 2,000 2,000
Nebraska Investment Fin. Auth., Tender Option Bond Trust
Receipts, Series 2024-YX1334, VRTR, 2.95%, 9/9/24 (2) 1,545 1,545
Nebraska Investment Fin. Auth., Tender Option Bond Trust
Receipts, Series 2024-YX1335, VRTR, 2.95%, 9/9/24 (2) 1,910 1,910
Nebraska Investment Fin. Auth., Tender Option Bond Trust
Receipts, Series 2024-ZF1734, VRTR, 2.95%, 9/9/24 (2) 2,220 2,220
New York, Series B-1, GO, 5.00%, 10/1/24  1,000 1,001
New York, Series F-3, GO, 5.00%, 12/1/24  825 828
New York City Housing Dev., Tender Option Bond Trust
Receipts, Series 2023-XF1702, VRTR, 2.95%, 9/9/24 (2) 3,200 3,200
New York City Municipal Water Fin. Auth., Tender Option Bond
Trust Receipts, Series 2022-XL0375, VRTR, 2.95%, 9/9/24 (2) 4,040 4,040
New York City Municipal Water Fin. Auth., Tender Option Bond
Trust Receipts, Series 2022-XL0376, VRTR, 2.95%, 9/9/24 (2) 2,250 2,250
New York City Municipal Water Fin. Auth., Tender Option Bond
Trust Receipts, Series 2022-XL0378, VRTR, 2.95%, 9/9/24 (2) 915 915
New York City Transational Fin. Auth., Tender Option Bond
Trust Receipts, Series 2023-XF1587, VRTR, 2.95%, 9/9/24 (2) 2,600 2,600
New York City Transational Fin. Auth., Tender Option Bond
Trust Receipts, Series 2023-XG0524, VRTR, 2.95%, 9/9/24 (2) 6,840 6,840
New York City, Tender Option Bond Trust Receipts,
Series 2022-XX1230, GO, VRTR, 2.95%, 9/9/24 (2)(3) 4,325 4,325
New York Power Auth., Tender Option Bond Trust Receipts,
Series 2023-XL0416, VRTR, 2.95%, 9/9/24 (2) 2,060 2,060
New York State Development, Tender Option Bond Trust
Receipts, Series 2022-ZL0347, VRTR, 2.95%, 9/9/24 (2) 1,560 1,560
New York State Dormitory Auth., Tender Option Bond Trust
Receipts, Series 2022-XM1052, VRTR, 2.95%, 9/9/24 (2) 5,625 5,625
New York State Dormitory Auth., Tender Option Bond Trust
Receipts, Series 2023-ZF3171, VRTR, 2.95%, 9/9/24 (2) 2,125 2,125
New York State Dormitory Auth., Tender Option Bond Trust
Receipts, Series 2024-XF1735, VRTR, 2.95%, 9/9/24 (2) 1,080 1,080
New York State Environmental Fac., Tender Option Bond Trust
Receipts, Series 2022-XF3049, VRTR, 2.95%, 9/9/24 (2) 2,670 2,670
New York State Environmental Fac., Tender Option Bond Trust
Receipts, Series 2023-XF1442, VRTR, 2.95%, 9/9/24 (2) 3,560 3,560
Ohio, Cleveland Clinic Health System, Series A, 5.00%, 1/1/25  440 442
Ohio, Common School, Series B, GO, 5.00%, 9/15/24  975 975

T. ROWE PRICE Tax-Exempt Money Fund

Par $ Value
(Amounts in 000s)
Ohio, Infrastructure Improvement, Series A, 5.00%, 9/1/24  710 710
Ohio, Infrastructure Improvement, Series C, GO, 5.00%,
3/1/25  500 503
Oklahoma Trunpike Auth., Tender Option Bond Trust Receipts,
Series 2023-ZF1636, VRTR, 2.95%, 9/9/24 (2) 2,780 2,780
Pennsylvania Housing Fin. Agency, Tender Option Bond Trust
Receipts, Series 2024-XF1737, VRTR, 2.95%, 9/9/24 (2) 2,500 2,500
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 9/15/24  200 200
RIB Floster, Tender Option Bond Trust Receipts, Series 2016-
XM0435, VRTR, 2.95%, 9/9/24 (2) 7,000 7,000
Riverhead Central School Dist., Series B, GO, TAN, 4.00%,
6/25/25 (1) 2,500 2,516
Salt River Project Agricultural Improvement & Power Dist.,
Series 2016A, 5.00%, 1/1/25  475 477
Salt River Project Agricultural Improvement & Power Dist.,
Series 2021A, 5.00%, 1/1/25  815 819
San Antonio, GO, 5.00%, 2/1/25  395 397
South Carolina Assn. of Governmental Organizations,
Series A, COP, 4.50%, 2/28/25  5,315 5,338
South Dakota Housing Dev. Auth., Series J, VR, 3.875%,
12/12/24 (Tender)  6,500 6,500
Tarrant County Cultural Ed. Fac. Fin., Baylor Scott &
White Health Project, Tender Option Bond Trust Receipts,
Series 2023-ZF1668, VRTR, 2.95%, 9/9/24 (2) 2,260 2,260
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, 5.00%, 2/15/25  695 699
Texas Transportation Commission State Highway Fund, 1st
Tier, 5.00%, 10/1/24  1,725 1,727
Triborough Bride & Tunnel Auth., Tender Option Bond Trust
Receipts, Series 2022-XF1357, VRTR, 2.96%, 9/9/24 (2) 3,750 3,750
Triborough Bride & Tunnel Auth., Tender Option Bond Trust
Receipts, Series 2022-XF1359, VRTR, 2.96%, 9/9/24 (2) 2,250 2,250
Triborough Bride & Tunnel Auth., Tender Option Bond Trust
Receipts, Series 2023-XF1495, VRTR, 2.95%, 9/9/24 (2) 1,565 1,565
Univ. of California Regents Medical Center,  Tender Option
Bond Trust Receipts, Series 2023-YX1294, VRTR, 2.95%,
9/9/24 (2) 1,875 1,875
Univ. of California Regents Medical Center,  Tender Option
Bond Trust Receipts, Series 2024-XL0552, VRTR, 2.95%,
9/9/24 (2) 1,875 1,875
Univ. of California Regents Medical Center, Tender Option
Bond Trust Receipts, Series 2018-YX1098, VRTR, 2.94%,
9/9/24 (2) 2,900 2,900

T. ROWE PRICE Tax-Exempt Money Fund

Par $ Value
(Amounts in 000s)
Univ. of California Regents Medical Center, Tender Option
Bond Trust Receipts, Series 2022-XX1258, VRTR, 2.94%,
9/9/24 (2) 2,000 2,000
Univ. of California, Tender Option Bond Trust Receipts,
Series 2022-XX1263, VRTR, 2.94%, 9/9/24 (2) 1,875 1,875
Univ. of California, Tender Option Bond Trust Receipts,
Series 2023-XF3164, VRTR, 2.94%, 9/9/24 (2) 3,000 3,000
Univ. of California, Tender Option Bond Trust Receipts,
Series 2023-XX1325, VRTR, 2.94%, 9/9/24 (2) 2,500 2,500
Univ. of Houston, Board of Regents, Series A, 5.00%, 2/15/25  1,235 1,243
Virginia Housing Dev. Auth., Tender Option Bond Trust
Receipts, Series 2023-XL0489, VRTR, 2.95%, 9/9/24 (2) 1,800 1,800
Virginia Housing Dev. Auth., Tender Option Bond Trust
Receipts, Series 2024-XM1176, VRTR, 2.95%, 9/9/24 (2) 3,300 3,300
Virginia Public School Auth., Technology and Security,
Series X, 5.00%, 4/15/25  560 565
Washington State, Tender Option Bond Trust Receipts,
Series 2022-ZF1403, GO, VRTR, 2.95%, 9/9/24 (2) 1,675 1,675
Washington State, Tender Option Bond Trust Receipts,
Series 2023-ZL0490, GO, VRTR, 2.95%, 9/9/24 (2) 1,665 1,665
Washington State, Tender Option Bond Trust Receipts,
Series 2023-ZL0491, GO, VRTR, 2.95%, 9/9/24 (2) 1,665 1,665
Washington State, Tender Option Bond Trust Receipts,
Series 2024-CF7002, VRTR, 2.94%, 9/9/24 (2) 3,200 3,200
Wichita City, Series 314, GO, 5.00%, 10/15/24  5,000 5,008
Wisconsin HEFA, Advocate Aurora Health Credit Group,
Series B-4, VR, 5.00%, 1/29/25 (Tender)  2,500 2,522
Wisconsin HEFA, Ascension Health, Series A, 5.00%, 11/15/24  625 627
Wisconsin HEFA, Tender Option Bond Trust Receipts,
Series 2024-XF1696, VRTR, 2.95%, 9/9/24 (2) 2,840 2,840
Wisconsin Housing & Economic Dev. Auth.,  Tender Option
Bond Trust Receipts, Series 2024-XL0554, VRTR, 2.95%,
9/9/24 (2) 5,760 5,760
Total Other Municipal Security (Cost $240,480) 240,480
VARIABLE RATE DEMAND NOTES 39.2%
Alaska Housing Fin., Home Mortgage, Series B, VRDN,
2.90%, 9/9/24  3,255 3,255
Battery Park City Auth., Series D-2, VRDN, 3.80%, 9/3/24  260 260
Charlotte-Mecklenburg Hosp. Auth., Atrium Healthcare,
Series E, VRDN, 3.97%, 9/3/24  350 350
Clark County Dept. of Aviation, Series D-2B, VRDN, 3.00%,
9/9/24  6,275 6,275
Connecticut HEFA, Series O, VRDN, 3.50%, 9/9/24  3,500 3,500

T. ROWE PRICE Tax-Exempt Money Fund

Par $ Value
(Amounts in 000s)
Dallas Performing Arts Cultural Fac., Series A, VRDN, 3.01%,
9/9/24  2,515 2,515
Dallas Performing Arts Cultural Fac., Series B, VRDN, 3.05%,
9/9/24  1,805 1,805
Delaware Valley Regional Fin. Auth., Series B, VRDN, 2.90%,
9/9/24  7,005 7,005
Dist. of Columbia, VRDN, 3.01%, 9/9/24  920 920
Dist. of Columbia Water & Sewer Auth., Series B-2, VRDN,
2.96%, 9/9/24  7,600 7,600
Franklin County, Nationwide Children's Hospital, VRDN,
3.00%, 9/9/24  3,200 3,200
Franklin County, Nationwide Children's Hospital, Series A,
VRDN, 3.00%, 9/9/24  200 200
Franklin County, Nationwide Children's Hospital, Series B,
VRDN, 3.00%, 9/9/24  3,800 3,800
Harris County Hosp. Dist., Series 2010, VRDN, 2.98%, 9/9/24  1,865 1,865
Harrisonburg Economic Dev. Auth., Sentara Healthcare,
VRDN, 3.00%, 9/9/24  1,340 1,340
Highlands County HFA, Hospital Adventist Health System,
Series I-3, VRDN, 2.90%, 9/9/24  2,000 2,000
Houston Combined Utility System, Series B-2, VRDN, 2.90%,
9/9/24  2,600 2,600
Houston Combined Utility System, Series C, VRDN, 2.90%,
9/9/24  7,350 7,350
Howard County Housing Commission, Beech's Farm
Apartments, VRDN, 2.90%, 9/9/24  8,890 8,890
Illinois Fin. Auth., Northwestern Memorial Healthcare,
Series B, VRDN, 3.85%, 9/3/24  600 600
Illinois Fin. Auth., Univ. of Chicago Medical, Series B, VRDN,
2.95%, 9/9/24  6,000 6,000
Indiana Fin. Auth., Ascension Health Alliance, Series E-4,
VRDN, 2.85%, 9/9/24  1,300 1,300
Indiana Fin. Auth., Parkview Health System, Series C, VRDN,
2.88%, 9/9/24  220 220
Jacksonville, Baptist Health, Series B, VRDN, 3.05%, 9/9/24  6,275 6,275
JEA Electric System, Series 3-A, VRDN, 3.00%, 9/9/24  6,975 6,975
Lehigh County, Lehigh Valley Health Network, Series B,
VRDN, 2.93%, 9/9/24  7,095 7,095
Loudoun County Economic Dev. Auth., Howard Hughes
Medical, Series A, VRDN, 3.05%, 9/9/24  850 850
Loudoun County Economic Dev. Auth., Howard Hughes
Medical, Series E, VRDN, 2.75%, 9/9/24  7,075 7,075
Loudoun County Economic Dev. Auth., Howard Hughes
Medical, Series F, VRDN, 2.75%, 9/9/24  1,235 1,235
Louisiana Gasoline & Fuels Tax, Second Lien, Series A-1,
VRDN, 3.80%, 9/3/24  100 100

T. ROWE PRICE Tax-Exempt Money Fund

Par $ Value
(Amounts in 000s)
Louisiana Public Fac. Auth., Louisiana Children's Medical
Center, Series B, VRDN, 2.92%, 9/9/24  8,000 8,000
Louisville County, Norton Healthcare, VRDN, 2.88%, 9/9/24  7,230 7,230
Maricopa County IDA, Honor Health, Series C, VRDN, 2.90%,
9/9/24  2,000 2,000
Maryland CDA, Kirkwood Housing, Series G, VRDN, 2.90%,
9/9/24  6,425 6,425
Maryland Economic Dev., Howard Hughes Medical, Series A,
VRDN, 2.85%, 9/9/24  750 750
Maryland HHEFA, Johns Hopkins Health System, Series C,
VRDN, 2.88%, 9/9/24  1,000 1,000
Maryland HHEFA, Johns Hopkins Univ., Series A, VRDN,
2.87%, 9/9/24  2,450 2,450
Maryland HHEFA, Pooled Loan Program, Series B, VRDN,
2.75%, 9/9/24  475 475
Maryland Stadium Auth., Football Stadium, VRDN, 2.90%,
9/9/24  4,650 4,650
Metropolitan Washington Airports Auth. Aviation Revenue,
Series D-1, VRDN, 2.90%, 9/9/24  2,000 2,000
Mississippi Business Fin., Series A, VRDN, 2.90%, 9/9/24  4,545 4,545
Missouri HEFA, BJC Health System, Series C, VRDN, 2.93%,
9/9/24  6,600 6,600
Missouri HEFA, SSM Health Care, Series F, VRDN, 3.00%,
9/9/24  9,500 9,500
Missouri HEFA, SSM Health Care, Series G, VRDN, 3.00%,
9/9/24  385 385
Montgomery County Housing Opportunities Commission,
Series C, VRDN, 2.90%, 9/9/24  3,000 3,000
Montgomery County Housing Opportunities Commission,
Series D, VRDN, 2.90%, 9/9/24  300 300
Montgomery County Housing Opportunities Commission,
Housing Dev., Series A, VRDN, 2.90%, 9/9/24  6,515 6,515
New York City Housing Dev., Series A-4, VRDN, 2.91%, 9/9/24  2,000 2,000
New York City Housing Dev., 201 Pearl Street, Multi-Family,
Series A, VRDN, 2.79%, 9/9/24  2,315 2,315
New York City Housing Dev., Elliott Chelsea Dev., Series A,
VRDN, 2.95%, 9/9/24  300 300
Norfolk Economic Dev. Auth., Sentara Healthcare, Series A,
VRDN, 2.85%, 9/9/24  4,205 4,205
Ohio State Univ., Multi-year Debt Issuance Program II,
Series D-2, VRDN, 3.45%, 9/9/24  5,200 5,200
Orange County HFA, Nemours Foundation Project, Series B,
VRDN, 2.92%, 9/9/24  2,875 2,875
Oregon, Veterans Welfare, Series P, GO, VRDN, 3.00%,
9/9/24  3,200 3,200
Pennsylvania Turnpike Commission, VRDN, 2.98%, 9/9/24  550 550

T. ROWE PRICE Tax-Exempt Money Fund

Par $ Value
(Amounts in 000s)
Pennsylvania Turnpike Commission, Second Series, VRDN,
2.98%, 9/9/24  5,200 5,200
Pennsylvania Turnpike Commission, Series B, VRDN, 2.98%,
9/9/24  3,150 3,150
Private Colleges & Univ. Auth., Emory Univ., Series B, VRDN,
3.05%, 9/9/24  4,800 4,800
Rhode Island Health & Ed. Building, Series A, VRDN, 2.90%,
9/9/24  5,470 5,470
Roanoke Economic Dev. Auth., Carilion Clinic Obligated,
Series C, VRDN, 2.90%, 9/9/24  1,185 1,185
South Carolina Public Service Auth., Series A, VRDN, 3.04%,
9/9/24  4,705 4,705
South Dakota HEFA, Sioux VY Hosp., Series B, VRDN,
2.95%, 9/9/24  4,390 4,390
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, VRDN, 2.95%, 9/9/24  1,950 1,950
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series B, VRDN, 2.85%, 9/9/24  7,000 7,000
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series C, VRDN, 2.85%, 9/9/24  740 740
Texas, Veterans, GO, VRDN, 2.85%, 9/9/24  635 635
Texas, Veterans, Series 2017, GO, VRDN, 2.85%, 9/9/24  1,640 1,640
Texas, Veterans, Series 2018, GO, VRDN, 2.85%, 9/9/24  770 770
Texas, Veterans Housing Assistance Program, Series C, GO,
VRDN, 2.85%, 9/9/24  2,585 2,585
Univ. of Colorado Hosp. Auth., Series A, VRDN, 3.40%, 9/9/24  5,600 5,600
Utah County, IHC Health Services, Series B, VRDN, 3.00%,
9/9/24  2,730 2,730
Utah County, IHC Health Services, Series C, VRDN, 2.90%,
9/9/24  1,900 1,900
Virginia College Building Auth., Univ. of Richmond Project,
VRDN, 2.95%, 9/9/24  1,500 1,500
Virginia Small Business Fin. Auth., Carilion Clinic, Series A,
VRDN, 2.94%, 9/9/24  4,350 4,350
Virginia Small Business Fin. Auth., Carilion Clinic, Series B,
VRDN, 2.90%, 9/9/24  1,800 1,800
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series C, VRDN, 2.90%, 9/9/24  710 710
Wisconsin Housing & Economic Dev. Auth. Housing Revenue,
Series C, VRDN, 3.00%, 9/9/24  7,500 7,500
Total Variable Rate Demand Notes (Cost $259,235) 259,235
Total Investments in Securities
 99.8% of Net Assets (Cost $659,596) $ 659,596

T. ROWE PRICE Tax-Exempt Money Fund

The accompanying notes are an integral part of these financial statements.
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) When-issued security
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $144,430 and represents 21.9% of net assets.
(3) Insured by Build America Mutual Assurance Company
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
COP Certificate of Participation
DOT Department of Transportation
EFA Educational Facility Authority
GO General Obligation
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
TAN Tax Anticipation Note
TECP Tax-Exempt Commercial Paper
TRAN Tax Revenue Anticipation Note
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is the date principal can be demanded. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.
VRTR Variable Rate Trust Receipt is a synthetic variable rate instrument which entitles the holder to sell the security to the issuer or its agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity;
rate shown is effective rate at period-end; and maturity date shown is the date principal can be demanded. Certain VRTR rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Exempt Money Fund
August 31, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $659,596) $ 659,596
Cash 5,623
Interest receivable 4,364
Receivable for investment securities sold 1,190
Receivable for shares sold 1,070
Other assets 38
Total assets 671,881
Liabilities
Payable for investment securities purchased 7,576
Payable for shares redeemed 3,159
Investment management fees payable 107
Due to affiliates 17
Other liabilities 75
Total liabilities 10,934
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 660,947
Net Assets Consist of:
Total distributable earnings (loss) $ 96
Paid-in capital applicable to 660,065,593 shares of $0.01
par value capital stock outstanding; 5,000,000,000 shares
authorized 660,851
NET ASSETS $ 660,947
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $153,198; Shares outstanding: 152,995,093) $ 1.00
I Class
(Net assets: $507,749; Shares outstanding: 507,070,500) $ 1.00

T. ROWE PRICE Tax-Exempt Money Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/24
Investment Income (Loss)
Interest income $ 11,872
Expenses
Investment management 641
Shareholder servicing
Investor Class $ 165
I Class 44 209
Prospectus and shareholder reports
Investor Class 1
I Class 3 4
Custody and accounting 101
Registration 35
Legal and audit 14
Directors 1
Miscellaneous 26
Waived / paid by Price Associates (39)
Total expenses 992
Net investment income 10,880
Realized and Unrealized Gain / Loss –
Net realized gain on securities 1
INCREASE IN NET ASSETS FROM OPERATIONS $ 10,881

T. ROWE PRICE Tax-Exempt Money Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/24
Year
Ended
2/29/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 10,880 $ 20,527
Net realized gain (loss) 1 (1)
Increase in net assets from operations 10,881 20,526
Distributions to shareholders
Net earnings
Investor Class (2,381) (5,142)
I Class (8,372) (15,463)
Decrease in net assets from distributions (10,753) (20,605)
Capital share transactions
*
Shares sold
Investor Class 49,712 104,268
I Class 99,261 193,402
Distributions reinvested
Investor Class 2,336 5,007
I Class 7,919 14,607
Shares redeemed
Investor Class (69,356) (114,762)
I Class (105,233) (189,339)
Increase (decrease) in net assets from capital
share transactions (15,361) 13,183
Net Assets
Increase (decrease) during period (15,233) 13,104
Beginning of period 676,180 663,076
End of period $ 660,947 $ 676,180
*
Capital share transactions at net asset value of $1.00 per share.

T. ROWE PRICE Tax-Exempt Money Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Tax-Exempt Money Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest current income exempt from federal income taxes. The fund intends to operate as a retail money market fund and has the ability to impose liquidity fees on redemptions if the fund’s Board of Directors determine that doing so is in the best interests of the shareholders. The fund has two classes of shares:
the Tax-Exempt Money Fund (Investor Class) and the Tax-Exempt Money
Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.

T. ROWE PRICE Tax-Exempt Money Fund

Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE Tax-Exempt Money Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Designee, in accordance with fair valuation policies and procedures. On August 31, 2024, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.

T. ROWE PRICE Tax-Exempt Money Fund

Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-
end; accordingly, tax-basis balances have not been determined as of the date of this report.
At August 31, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $659,596,000.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.19% of the fund’s average daily net assets. The fee is computed daily and paid monthly.

T. ROWE PRICE Tax-Exempt Money Fund

The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended August 31, 2024 as indicated
in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $173,000 remain subject to repayment by the fund at August 31, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.

T. ROWE PRICE Tax-Exempt Money Fund

Price Associates may voluntarily waive all or a portion of its management fee and reimburse operating expenses to the extent necessary for the fund to maintain a zero or positive net yield (voluntary waiver). This voluntary waiver is in addition to the contractual expense limit in effect for the fund. Any amounts waived/paid by Price Associates under this voluntary agreement are not subject to repayment by the fund. Price Associates may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended August 31, 2024, the fund had no voluntary waivers.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended August 31, 2024, expenses incurred pursuant to these service agreements were $56,000 for Price
Associates and $171,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended August 31, 2024, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of August 31, 2024.
Investor
Class I Class
Expense limitation/I Class Limit 0.45% 0.05%
Expense limitation date 04/30/26 04/30/26
(Waived)/repaid during the period ($000s) $— $(39)

T. ROWE PRICE Tax-Exempt Money Fund

NOTE 6 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Tax-Exempt Money Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance;
maintaining the fund’s records and registrations; and shareholder communications.
The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory
Contract.

T. ROWE PRICE Tax-Exempt Money Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective
January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Tax-Exempt Money Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many other T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Tax-Exempt Money Fund

information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Expense Group), the fund’s actual management fee rate ranked in the fourth quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the fourth quintile (Expense Group) and fifth quintile (Expense
Universe).
The Adviser provided the Board with additional information with respect to the fund’s relative actual management fees and total expenses ranking in the fourth and fifth quintiles. The Board reviewed and considered the information provided relating to the fund, including other funds in the peer group, and other factors that the Board determined to be relevant.
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Tax-Exempt Money Fund

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F52-051 10/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Exempt Money Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 18, 2024